Operating assets and liabilities, Deferred Income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)
Deferred income, government grants [Abstract]
Grants linked solely to the purchase of specific plant and equipment				$ 0
Deferred income - government grants reconciliation [Abstract]
Deferred income - government grants, Beginning balance	$ 17,154	$ 6,239
Received during the year	219	13,000
Released to the Consolidated Statements of Profit or Loss and Other Comprehensive Income	(1,936)	(2,085)
Deferred income - government grants, Ending balance	$ 15,437	17,154
Current		1,919	$ 1,400	2,114
Non-current		$ 15,235	$ 8,825	$ 13,323

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars